Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Text Block Abstract
Schedule of financial assets and liabilities
	As of December 31,
	2022		2021
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	11,672,960	11,672,960	9,494,471	9,494,471
Debt financial instruments	154,046	154,046	73,347	73,347
Financial assets at FVOCI
Debt financial instrument	5,880,733	5,880,733	5,803,139	5,803,139
Other financial instruments	142,306	142,306	105,437	99,375
Financial derivative contracts for hedge accounting	477,762	477,762	629,136	629,136
Financial assets at amortised cost
Debt financial instruments	4,867,591	4,496,503	4,691,730	4,249,697
Interbank loans	32,991	32,918	428	430
Loans and account receivable from customers	38,696,410	39,181,962	35,477,200	35,654,706
Guarantee deposits (margin accounts)	2,442,325	2,442,325	1,988,410	1,988,410

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	11,319,320	11,319,320	9,507,031	9,507,031
Financial derivative contracts for accounting hedges	2,788,794	2,788,794	1,364,210	1,364,210
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	14,086,226	17,900,938	17,900,938
Time deposits and other time liabilities	12,978,790	13,117,554	10,131,055	10,177,658
Interbank borrowings	8,864,765	8,223,783	8,826,583	8,867,185
Issued debt instruments	7,165,893	6,871,028	6,935,423	7,058,404
Other financial liabilities	292,995	292,995	182,907	186,150
Regulatory capital financial instruments	1,733,869	2,459,632	1,461,637	1,487,555
Guarantees received (margin accounts)	1,017,968	1,017,968	857,679	857,679

Schedule of assets and liabilities on recurrent basis
	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	11,672,960	-	11,672,922	38
Debt financial instruments	154,046	154,046	-	-
Financial assets at FVOCI
Debt financial instrument	5,880,733	5,870,407	9,894	432
Other financial instruments	142,306	-	-	142,306
Financial derivative contracts for hedge accounting	477,762	-	477,762	-
Guarantee deposits (margin accounts)	2,442,327		2,442,327	-
Total	20,770,134	6,024,453	14,602,905	142,776
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	11,319,320	-	11,319,320	-
Financial derivative contracts for accounting hedges	2,788,794	-	2,788,794	-
Guarantees received (margin accounts)	1,017,968	-	1,017,968	-
Total	15,126,082	-	15,126,082	-

	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	9,494,471	-	9,494,471	-
Debt financial instruments	73,347	42,437	30,910	-
Financial assets at FVOCI
Debt financial instrument	5,803,139	5,789,050	13,534	555
Other financial instruments	99,375	-	-	99,375
Financial derivative contracts for hedge accounting	629,136	-	626,640	2,496
Guarantee deposits (margin accounts)	1,988,410	-	1,988,410	-
Total	18,087,878	5,831,487	12,153,965	102,426
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,507,031	-	9,507,031	-
Financial derivative contracts for accounting hedges	1,364,210	-	1,364,210	-
Guarantees received (margin accounts)	857,679	-	857,679	-
Total	11,728,920	-	11,728,920	-

Schedule of assets or liabilities which are not measured at fair value
	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	4,496,503	4,496,503	-	-
Interbank loans	32,918	-	-	32,918
Loans and account receivable from customers	39,181,962	-	-	39,181,962
Total	43,711,383	4,496,503	-	39,214,880
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	-	-	14,086,226
Time deposits and other time liabilities	13,117,554	-	13,117,554	-
Interbank borrowings	8,223,783	-	8,223,783	-
Issued debt instruments	6,871,028	-	6,871,028	-
Other financial liabilities	292,995	-	292,995	-
Regulatory capital financial instruments	2,459,632	-	2,459,632	-
Total	45,051,218	-	30,964,992	14,086,226

	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	4,249,697	4,249,697	-	-
Interbank loans	430	-	-	430
Loans and account receivable from customers	35,654,706	-	-	35,654,706
Total	39,904,833	4,249,697	-	35,655,136
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	17,983,282	-	-	17,900,938
Time deposits and other time liabilities	10,177,658	-	10,221,663	-
Interbank borrowings	8,867,185	-	8,905,524	-
Issued debt instruments	7,058,404	-	7,058,404	-
Other financial liabilities	186,150	-	186,150	-
Regulatory capital financial instruments	1,487,555	-	1,487,555	-
Total	45,760,234	-	27,859,296	17,900,938

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)
As of December 31, 2022
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	(0.6)	0.6
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(0.07)	0.07

As of December 31, 2021
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	(0.6)	0,6
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(0.1)	0.1

(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2022	102,426	-
Total realized and unrealized profits (losses)
Included in statements of income	139,848	-
Included in other comprehensive income	(99,498)	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2022	142,776	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2022	40,350	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2021	77,458	2,760
Total realized and unrealized profits (losses)
Included in statements of income	(4,711)	-
Included in other comprehensive income	30,073	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(394)	(2,760)
As of December 31, 2021	102,426	-

Total profits or losses included in comprehensive income for 2021 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2021	24,968	(2,760)

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2020	81,678	2,950
Total realized and unrealized profits (losses)
Included in statements of income	(196)	1,012
Included in other comprehensive income	3,087	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(7,111)	(1,202)
As of December 31, 2020	77,458	2,760

Total profits or losses included in comprehensive income for 2020 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2020	(4,220)	(190)

Schedule of financial instruments subject to compensation
	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	10,280,291	-	10,280,291	1,870,431	12,150,722
Loans and accounts receivable and interbank loans (2)	-	-	-	37,692,840	37,692,840
Total	10,280,291	-	10,280,291	39,563,271	49,843,562
Liabilities
Financial derivative contracts and hedge accounting	11,365,281	-	11,365,281	2,742,833	14,108,114
Investments under resale agreements	315,355	-	315,355	-	315,355
Deposits and interbank borrowings	-	-	-	35,929,781	35,929,780
Total	11,680,636	-	11,680,636	38,672,614	50,353,249

(1)	Derivatives contract have guarantees associated for Ch$1,695,431 million and Ch$746,729, respectively.

(2)	Loans and accounts receivable and interbank loans at amortised cost

(3)	Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	8,976,617	-	8,976,617	1,146,990	10,123,607
Loans and accounts receivable and interbank loans (2)	-	-	-	35,477,628	35,477,628
Total	8,976,617	-	8,976,617	36,624,618	45,601,235
Liabilities
Financial derivative contracts and hedge accounting	8,730,066	-	8,730,066	2,141,175	10,871,241
Investments under resale agreements	86,634	-	86,634	-	86,634
Deposits and interbank borrowings (3)	-	-	-	36,858,576	36,858,576
Total	8,816,700	-	8,816,700	38,999,751	47,816,451

(1)	Derivatives contract have guarantees associated for Ch$882,398 million and Ch$999,425, respectively.

(2)	Loans and accounts receivable and interbank loans at amortised cost

(3)	Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

Schedule of credit exposure in its financial derivative operations
	As of December 31, 2022		As of December 31, 2021
	Assets	Liability	Assets	Liability
Financial derivative contracts	MCh$	MCh$	MCh$	MCh$

Financial derivative contracts with collateral agreement threshold equal to zero	8,177,074	9,588,768	8,696,994	9,280,079
Financial derivative contracts with non-zero threshold collateral agreement	440,091	536,318	1,124,413	906,479
Financial derivative contracts without collateral agreement	3,533,557	3,983,028	302,200	684,683
Total	12,150,722	14,108,114	10,123,607	10,871,241